Group - Income Statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue from product sales		$ 6,340	$ 4,408
Cost of sales		(2,694)	(2,372)
Gross profit		3,646	2,036
Corporate administration, marketing and related expenses		(89)	(61)
Exploration and evaluation costs		(97)	(105)
(Impairment) reversal of impairment, (derecognition of assets) and profit (loss) on disposal		(11)	25
Other (expenses) income		(63)	(124)
Finance income		73	71
Foreign exchange and fair value adjustments		(47)	(45)
Finance costs and unwinding of obligations		(128)	(85)
Share of associates and joint ventures’ profit (1)	[1]	325	63
Profit before taxation		3,609	1,775
Taxation		(955)	(427)
Profit (loss) for the period		2,654	1,348
Attributable to:
Equity shareholders		2,283	1,112
Non-controlling interests		371	236
Profit (loss) for the period		$ 2,654	$ 1,348
Earnings per share [abstract]
Basic earnings (loss) per ordinary share (USD per share)	[2]	$ 4.48	$ 2.19
Diluted earnings (loss) per ordinary share (USD per share)	[3]	$ 4.47	$ 2.19

[1]	(1)The increase in share of associates and joint ventures’ profit is mainly due to increased profitability at Kibali.
[2]	Calculated on the weighted average number of ordinary shares.
[3]	Calculated on the diluted weighted average number of ordinary shares